Note 7 - Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Time Deposits, $100,000 or More	$ 53,642,036	$ 57,112,173
Interest Expense, Time Deposits, $100,000 or More	638,098	784,218
Time Deposits	172,347,668
Time Deposit Maturities, Next Twelve Months	86,975,644
Time Deposit Maturities, Year Two	50,506,506
Time Deposit Maturities, Year Three	16,157,832
Time Deposit Maturities, Year Four	13,415,377
Time Deposit Maturities, Year Five	4,061,999
Time Deposit Maturities, after Year Five	$ 1,230,310